Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
AZL Morgan Stanley Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL<sup>®</sup> MORGAN STANLEY GLOBAL REAL ESTATE FUND, CLASS 1 AND CLASS 2
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses<br/><br/>Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance<br/><br/>Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The subadviser seeks a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (REOCs), real estate investment trusts (REITs) and similar entities established outside the United States (foreign real estate companies). The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The subadviser’s approach emphasizes a bottom-up stock selection with a top-down global allocation.

The subadviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The Subadviser’s proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the subadviser’s perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given region, sector and/or country. The subadviser generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the investment universe.

The subadviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The subadviser may engage with company management regarding corporate governance practices, as well as what the subadvisor deems to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund’s assets, plus any borrowings for investment purposes, will be invested in equity securities of companies in the real estate industry, including REOCs, REITs, and foreign real estate companies.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

		The equity securities in which the Fund may invest include common stocks, preferred stock, convertible securities, depositary receipts, rights and warrants and limited partnership interests.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s assets, plus any borrowings for investment purposes, will be invested in equity securities of companies in the real estate industry, including REOCs, REITs, and foreign real estate companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform funds that use other investment strategies.
  Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), REOCs, and foreign real estate companies, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since its inception compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table (Class 2)<br/><br/>Calendar Year Total Return<br/>Annual Return %
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q2, 2009) 38.85% Lowest (Q3, 2011) -20.82%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
AZL Morgan Stanley Global Real Estate Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,243
1 Year	rr_ExpenseExampleNoRedemptionYear01	99
3 Years	rr_ExpenseExampleNoRedemptionYear03	320
5 Years	rr_ExpenseExampleNoRedemptionYear05	558
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,243
One Year Ended December 31, 2018	rr_AverageAnnualReturnYear01	(7.91%)
Five Years Ended December 31, 2018	rr_AverageAnnualReturnYear05
Ten Years Ended December 31, 2018	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2016
AZL Morgan Stanley Global Real Estate Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 124
3 Years	rr_ExpenseExampleYear03	398
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,530
1 Year	rr_ExpenseExampleNoRedemptionYear01	124
3 Years	rr_ExpenseExampleNoRedemptionYear03	398
5 Years	rr_ExpenseExampleNoRedemptionYear05	692
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,530
2009	rr_AnnualReturn2009	40.19%
2010	rr_AnnualReturn2010	20.86%
2011	rr_AnnualReturn2011	(9.94%)
2012	rr_AnnualReturn2012	29.86%
2013	rr_AnnualReturn2013	3.02%
2014	rr_AnnualReturn2014	13.77%
2015	rr_AnnualReturn2015	(1.34%)
2016	rr_AnnualReturn2016	3.14%
2017	rr_AnnualReturn2017	9.72%
2018	rr_AnnualReturn2018	(8.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.82%)
One Year Ended December 31, 2018	rr_AverageAnnualReturnYear01	(8.07%)
Five Years Ended December 31, 2018	rr_AverageAnnualReturnYear05	3.15%
Ten Years Ended December 31, 2018	rr_AverageAnnualReturnYear10	9.08%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
AZL Morgan Stanley Global Real Estate Fund | FTSE EPRA Nareit Developed Real Estate Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2018	rr_AverageAnnualReturnYear01	(4.74%)	[3]
Five Years Ended December 31, 2018	rr_AverageAnnualReturnYear05	5.26%	[3]
Ten Years Ended December 31, 2018	rr_AverageAnnualReturnYear10	10.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006	[3]

[1]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.85% through at least April 30, 2020, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[2]	After Fee Waiver
[3]	Reflects no deduction for fees, expenses, or taxes. The since inception performance data for the FTSE EPRA Nareit Developed Real Estate Index is calculated from Class 2 inception on 5/1/2006.